CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | No Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%